Asset Retirement Obligations - Change in Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Balance at beginning of year	$ 23.1	$ 23.5
Accretion expense	0.9	0.8
Payments	(0.3)	(1.2)
Balance at end of year	$ 23.7	$ 23.1